UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 1.4%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35	$ 1,380	$ 1,410,540
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	1,230	1,271,057
		2,681,597
California — 16.6%
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%,
7/01/39	710	772,956
St. Joseph Health System, 5.75%,
7/01/39	2,700	2,870,154
California State Public Works Board, RB:
Department of General Services,
Buildings 8 & 9, Series A, 6.25%,
4/01/34	4,525	4,887,136
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,265	1,386,529
Grossmont Union High School District,
GO, Election of 2008, Series B,
4.75%, 8/01/45	4,925	4,750,950
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/35	5,420	5,624,009
Los Angeles Department of Water &
Power, RB, Power System,
Sub-Series A-1, 5.25%, 7/01/38	3,300	3,549,711
San Diego Regional Building Authority
California, RB, County Operations
Center & Annex, Series A, 5.38%,
2/01/36	3,310	3,559,607
San Francisco City & County Airports
Commission, Refunding RB, Second
Series A-3, Mandatory Put Bonds,
AMT, 6.75%, 5/01/19 (a)	2,500	2,575,850
State of California, GO, Various Purpose,
6.00%, 3/01/33	2,535	2,911,802
		32,888,704
Colorado — 2.2%
City & County of Denver Colorado,
Refunding RB, Series A, 5.25%,
11/15/36	4,050	4,270,482

	Par
Municipal Bonds	(000)	Value
District of Columbia — 1.1%
District of Columbia Water & Sewer
Authority, RB, Series A, 5.25%,
10/01/29	$ 2,000	$ 2,183,860
Florida — 10.1%
City of Jacksonville Florida, RB, Series B
(NPFGC), 5.13%, 10/01/32	1,500	1,540,905
County of Miami-Dade Florida, RB,
Miami International Airport, Series A,
AMT:
(AGM), 5.50%, 10/01/41	930	957,621
(NPFGC), 6.00%, 10/01/29	3,275	3,311,385
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,760	1,802,099
County of Sumter Florida, RB (AMBAC),
5.00%, 6/01/26	685	707,194
Florida Housing Finance Corp.,
Refunding RB, Homeowner Mortgage,
Series 4, AMT (AGM), 6.25%,
7/01/22	335	355,442
Hillsborough County IDA, RB, AMT,
National Gypsum Co.:
Series A, 7.13%, 4/01/30	2,500	2,437,050
Series B, 7.13%, 4/01/30	3,750	3,655,575
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	1,180	1,252,086
South Lake County Hospital District, RB,
South Lake Hospital Inc., 6.38%,
10/01/34	1,150	1,164,709
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,995	1,876,038
5.13%, 11/01/36	1,000	901,880
		19,961,984
Georgia — 3.9%
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,071,350
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	165	176,982
Municipal Electric Authority of Georgia,
Refunding RB, Project One,
Sub-Series D, 6.00%, 1/01/23	5,600	6,477,464
		7,725,796

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
COP	Certificates of Participation	ISD	Independent School District
EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
ERB	Education Revenue Bonds	RB	Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family

BLACKROCK MUNIYIELD INVESTMENT FUND

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois — 7.3%
County of Cook Illinois, GO, Refunding,
Series A, 5.25%, 11/15/33	$ 3,345	$ 3,576,574
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.38%, 11/01/39	1,200	1,263,420
Northwestern Memorial Hospital,
Series A, 6.00%, 8/15/39	4,160	4,634,323
OSF Healthcare System, Series A,
6.00%, 5/15/39	1,975	2,083,507
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	2,700	2,825,631
		14,383,455
Indiana — 4.0%
Indiana Finance Authority, Refunding
RB, Trinity Health, Series B, 4.50%,
12/01/37	3,000	2,868,630
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	4,525	4,974,785
		7,843,415
Kansas — 1.8%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.50%, 11/15/29	3,250	3,567,720
Kentucky — 4.1%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,300	1,377,844
Louisville & Jefferson County
Metropolitan Government Parking
Authority, RB, Series A, 5.75%,
12/01/34	3,200	3,566,304
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	2,955	3,143,854
		8,088,002
Massachusetts — 2.9%
Massachusetts HFA, HRB, Series B,
AMT, 5.50%, 6/01/41	2,535	2,580,224
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	2,100	2,167,116
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	1,000	1,095,920
		5,843,260
Michigan — 3.9%
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	3,945	4,042,008
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.00%, 10/15/38	1,250	1,374,275
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,970	2,368,058
		7,784,341

	Par
Municipal Bonds	(000)	Value
Nebraska — 0.3%
Lancaster County Hospital Authority
No. 1, RB, Immanuel Obligation
Group, 5.63%, 1/01/40	$ 625	$ 643,213
Nevada — 7.6%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	2,850	3,187,070
County of Clark Nevada, GO, Refunding,
Transportation, Series A, 5.00%,
12/01/29	3,600	3,889,044
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%,
7/01/28	1,300	1,373,892
Series B, 5.75%, 7/01/42	6,055	6,505,189
		14,955,195
New Jersey — 3.3%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	2,250	2,356,538
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.88%, 12/15/38	2,670	2,971,229
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	1,225	1,146,453
		6,474,220
New York — 3.8%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	115	118,990
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	2,500	2,705,825
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	1,200	1,285,716
Triborough Bridge & Tunnel Authority,
RB, General, Series A-2, 5.38%,
11/15/38	3,030	3,333,788
		7,444,319
North Carolina — 5.5%
North Carolina Capital Facilities Finance
Agency, RB, Duke Energy Carolinas,
Series B, 4.38%, 10/01/31	4,475	4,387,648
North Carolina Medical Care
Commission, RB, Series A:
Duke University Health System,
5.00%, 6/01/42	1,270	1,322,121
Novant Health Obligation, 4.75%,
11/01/43 (b)	5,420	5,210,517
		10,920,286
Pennsylvania — 3.6%
Pennsylvania Economic Development
Financing Authority, RB, American
Water Co. Project, 6.20%, 4/01/39	1,075	1,182,898

2 BLACKROCK MUNIYIELD INVESTMENT FUND

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/39	$ 5,650	$ 5,873,740
		7,056,638
Texas — 7.7%
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	1,170	1,264,431
Conroe ISD Texas, GO, School Building,
Series A, 5.75%, 2/15/35	1,800	1,973,610
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	800	918,504
Lower Colorado River Authority, RB,
5.75%, 5/15/28	1,620	1,739,491
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,250	1,383,687
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	3,795	4,052,377
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	3,600	3,906,504
		15,238,604
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	2,370	2,463,852
Virginia — 1.0%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,700	1,984,767
West Virginia — 1.1%
West Virginia EDA, Refunding RB,
Appalachian Power Co., Amos Project,
Series A, 5.38%, 12/01/38 (a)	2,165	2,199,445
Wyoming — 1.3%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	2,430	2,625,445
Total Municipal Bonds – 95.7%		189,228,600
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
California — 21.0%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	2,680	2,975,036
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	4,200	4,547,382
Grossmont Union High School District,
GO, Election of 2008, Series B,
5.00%, 8/01/40	6,000	6,134,400
Los Angeles Community College District
California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	7,697	8,835,877

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
California (concluded)
Los Angeles Community College District
California, GO, Election of 2008
(concluded):
Series C, 5.25%, 8/01/39	$ 5,250	$ 5,647,950
Los Angeles Unified School District
California, GO, Series I, 5.00%,
1/01/34	790	819,783
San Diego Public Facilities Financing
Authority, Refunding RB, Series B,
5.50%, 8/01/39	8,412	9,167,360
University of California, RB, Series O,
5.75%, 5/15/34	3,000	3,421,020
		41,548,808
Colorado — 1.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	2,149	2,315,044
District of Columbia — 3.6%
District of Columbia, RB, Series A,
5.50%, 12/01/30	2,805	3,212,566
District of Columbia Water & Sewer
Authority, RB, Series A, 5.50%,
10/01/39	3,507	3,824,517
		7,037,083
Florida — 4.8%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	2,700	2,775,195
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	3,869	3,990,167
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	1,620	1,822,063
Manatee County Housing Finance
Authority, RB, Series A, AMT (Ginnie
Mae), 5.90%, 9/01/40	911	984,370
		9,571,795
Illinois — 4.1%
Illinois Finance Authority, RB, University
of Chicago, Series B, 6.25%, 7/01/38	5,300	6,202,961
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	1,750	1,891,464
		8,094,425
Nevada — 6.1%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,647,700
Series B, 5.50%, 7/01/29	5,668	6,338,801
		11,986,501
New Hampshire — 1.2%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	2,159	2,373,235
New Jersey — 3.4%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	2,291	2,419,708

BLACKROCK MUNIYIELD INVESTMENT FUND

OCTOBER 31, 2010

3

Schedule of Investments(continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AGM), 5.00%, 12/15/32	$ 4,000	$ 4,212,800
		6,632,508
New York — 4.6%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	2,504	2,826,749
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	5,700	6,252,045
		9,078,794
Ohio — 1.6%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	3,120	3,268,294
South Carolina — 1.8%
South Carolina State Public Service
Authority, RB, Santee Cooper,
Series A, 5.50%, 1/01/38	3,240	3,597,210
Texas — 5.1%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	3,989	4,413,389
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children’s Hospital Project,
5.50%, 10/01/39	5,400	5,739,984
		10,153,373
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	1,749	1,904,089
Wisconsin — 1.7%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	3,289	3,460,516
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 61.2%		121,021,675
Total Long-Term Investments
(Cost – $291,936,264) – 156.9%		310,250,275

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.13% (d)(e)	1,883,610	$ 1,883,610
Total Short-Term Securities
(Cost – $1,883,610) – 0.9%		1,883,610
Total Investments
(Cost – $293,819,874*) – 157.8%		312,133,885
Other Assets Less Liabilities – 3.8%		7,422,957
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (31.5)%		(62,262,725)
Preferred Shares, at Redemption Value – (30.1)%		(59,480,650)
Net Assets Applicable to Common Shares – 100.0%		$ 197,813,467

* The cost and unrealized appreciation (depreciation) of investments as of

October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 232,352,234
Gross unrealized appreciation	$ 18,866,891
Gross unrealized depreciation	$ (1,304,796)
Net unrealized appreciation	17,562,095

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities	$ 5,210,517	$ 8,455

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	October 31,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	7,411,011 (5,527,401) 1,883,610			$2,084
(e) Represents the current yield as of report date.

4 BLACKROCK MUNIYIELD INVESTMENT FUND

OCTOBER 31, 2010

Schedule of Investments(concluded)

BlackRock MuniYield Investment Fund (MYF)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	--	$ 310,250,275	--	$ 310,250,275
Short-Term
Securities	$ 1,883,610	--	--	1,883,610
Total	$ 1,883,610	$ 310,250,275	--	$ 312,133,885

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT FUND

OCTOBER 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 22, 2010